Revenue, Other Income and Other Gains and Losses - Summary Of Other Income From Continuing Operations (Parenthetical) (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Refundable tax offset rate	43.50%	43.50%	43.50%
Top of Range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Annual revenue eligible for government grants	$ 20,000,000